Employee Future Benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Cumulative amount of actuarial net losses	$ 5,143	$ 4,084	$ 4,277
Weighted average duration of defined benefit obligation	15 years 7 months 6 days
Pension benefit obligation	$ 13,704
German Subsidiary [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, expenses	$ 54	$ 75	$ 119
Pension Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	1.90%	1.10%
Pension benefit obligation	$ 14,907	$ 15,976